Segment Reporting, Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Revenue Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		$ 3,379	$ 3,291	$ 3,229
United States [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		908	870	751
Japan [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		282	481	480
India [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		120	413	109
China [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		108	41	440
Israel [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region		24	30	30
Other [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Reporting revenue information by geographic region	[1]	$ 1,937	$ 1,456	$ 1,419

[1]	No country included in Others represents more than 10% of consolidated revenues.